Submission	Dec. 23, 2024
Submission [Line Items]
Central Index Key	0000713676
Registrant Name	PNC Financial Services Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES